TRADE AND OTHER PAYABLES - Additional information (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	$ 772,618	$ 712,144
Non-commodity trade accruals and accounts payable (b)	62,752	80,573
Companies' Creditors Arrangement Act
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	491,700	507,300
Non-commodity trade accruals and accounts payable (b)	$ 11,700	$ 12,900